GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                            COLI VUL-2 Series Account
                            Annual Report Form N-30D
                         File Nos. 333-70963, 811-09201

The information required to be contained in this report for the period ending December 31, 2000 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

American Century Variable Portfolios
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on February 21, 2001
2001 Accession No. 0000814680-01-000002

Brazos Insurance Fund Small Cap Growth Portfolio
File No. 811-09811
Form N-30D
Filed via EDGAR and accepted on March 8, 2001
2001 Accession No. 0000894189-01-000215

Dreyfus Stock Index Fund
File No. 811-05719
Form N-30D
Filed via EDGAR and accepted on February 23, 2001
2001 Accession No. 0000846800-01-000001

Dreyfus Variable Investment Fund
File No. 811-05125
Form N-30D
Filed via EDGAR and accepted on February 28, 2001
2001 Accession No. 0000813383-01-000002

Federated Insurance Series
File No. 811-08042
Form N-30D
Filed via EDGAR and accepted on March 5, 2001
2001 Accession No. 0000912577-01-000005

Fidelity Variable Insurance Products II
File No. 811-05511
Form N-30D
Filed via EDGAR and accepted on February 26, 2001
2001 Accession No. 0000356494-01-500008

INVESCO Variable Investment Funds
File No. 811-08038
Form N-30D
Filed via EDGAR and accepted on February 27, 2001
2001 Accession No. 0000912744-01-000003

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 21, 2001
2001 Accession No. 0001012709-01-000337

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 26, 2001
2001 Accession No. 0000356476-01-000008

Neuberger & Berman Advisers Management Trust
Socially Responsive Portfolio
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted on February 27, 2001
2001 Accession No. 0000912057-01-006762

Neuberger & Berman Advisers Management Trust
MidCap Growth Portfolio
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted on February 27, 2001
2001 Accession No. 0000912057-01-006748

Neuberger & Berman Advisers Management Trust
Guardian Portfolio
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted on February 27, 2001
2001 Accession No. 0000912057-01-006763

Neuberger & Berman Advisers Management Trust
Partners Portfolio
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted on February 27, 2001
2001 Accession No. 0000912057-01-006749